Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Energy Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Energy Fund - Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Energy Fund - Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,842
Fidelity Advisor Energy Fund - Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Energy Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Energy Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726